Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000250837
Shareholder Report [Line Items]
Fund Name	TCW AAA CLO ETF
Trading Symbol	ACLO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW AAA CLO ETF for the period of November 15, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW AAA CLO ETF
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW AAA CLO ETF	$20Footnote Reference+	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.20%	[2]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW AAA CLO ETF funded on November 15, 2024.  In the period since inception, the ETF’s shorter-than-index spread duration has contributed to relative performance, insulating returns and helping to preserve capital during periods of volatility.   Meanwhile, the allocation to AA CLOs and European CLOs have helped the ETF carry an overall yield advantage relative to the Index, which further contributed to relative performance over the period.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	TCW AAA CLO ETF (ACLO)	Bloomberg U.S. Aggregate Bond Index	JPMorgan CLOIE AAA Index
11/15/2024	$10,000	$10,000	$10,000
11/30/2024	$10,028	$10,158	$10,023
12/31/2024	$10,083	$9,992	$10,074
1/31/2025	$10,148	$10,045	$10,137
2/28/2025	$10,182	$10,266	$10,166
3/31/2025	$10,206	$10,270	$10,183
4/30/2025	$10,214	$10,310	$10,215
5/31/2025	$10,309	$10,236	$10,290
6/30/2025	$10,346	$10,394	$10,347
7/31/2025	$10,405	$10,366	$10,395
8/31/2025	$10,445	$10,490	$10,444
9/30/2025	$10,490	$10,605	$10,494
10/31/2025	$10,532	$10,671	$10,533

Average Annual Return [Table Text Block]
Name	Since Inception 11/15/24

TCW AAA CLO ETF (ACLO)	5.34%
Bloomberg U.S. Aggregate Bond Index	6.64%
JPMorgan CLOIE AAA Index	5.38%

Performance Inception Date	Nov. 15, 2024
AssetsNet	$ 323,396,218
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 408,506
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$323,396,218 # of Portfolio Holdings214 Portfolio Turnover Rate72% Total Advisory Fees Paid - Net$408,506
Holdings [Text Block]	Asset Allocation (as a % of Net Assets)
Asset-Backed Securities	96.3%
Short-Term Investments	3.0%
Other Assets in Excess of Liabilities	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Rockford Tower CLO Ltd., Class A1, 5.12%, due 03/31/38 (3 mo. USD Term SOFR + 1.210%)	1.7%
Octagon Investment Partners 51 Ltd., Class AR, 4.87%, due 07/20/34 (3 mo. USD Term SOFR + 0.990%)	1.7%
RR 26 Ltd., Class A1R, 5.03%, due 04/15/38 (3 mo. USD Term SOFR + 1.120%)	1.7%
Octagon Investment Partners XXI Ltd., Class A2R4, 5.38%, due 02/14/31 (3 mo. USD Term SOFR + 1.150%)	1.7%
Golub Capital Partners CLO 53B Ltd., Class AR, 4.86%, due 07/20/34 (3 mo. USD Term SOFR + 0.980%)	1.7%
Madison Park Funding XLIX Ltd., Class AR, 4.93%, due 10/19/34 (3 mo. USD Term SOFR + 1.050%)	1.7%
Bain Capital Credit CLO Ltd., Class AR, 4.82%, due 04/18/34 (3 mo. USD Term SOFR + 0.940%)	1.7%
Rad CLO 21 Ltd., Class A1R, 4.93%, due 01/25/37 (3 mo. USD Term SOFR + 1.070%)	1.7%
AMMC CLO 27 Ltd., Class A2R, 5.23%, due 01/20/37 (3 mo. USD Term SOFR + 1.350%)	1.7%
Dryden 68 CLO Ltd., Class ARR, 5.01%, due 07/15/35 (3 mo. USD Term SOFR + 1.100%)	1.6%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000261351
Shareholder Report [Line Items]
Fund Name	TCW Core Plus Bond ETF
Class Name	Composite
Trading Symbol	FIXT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Plus Bond ETF for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Core Plus Bond ETF
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Core Plus Bond ETF	$27	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.45%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Core Plus Bond ETF (FIXT) transitioned from the predecessor mutual fund, the TCW MetWest Intermediate Bond Fund on June 16, 2025. Over the period since the transition, positioning has been adjusted to meet the allocation targets of the new strategy, though overall investment themes remain similar to the predecessor fund. Outperformance over the period was driven by duration and yield curve positioning, with the ETF’s duration position and emphasis on shorter tenors of the curve rewarded as short and intermediate yields fell. Additionally, relative returns benefited from the overweight in securitized products, particularly agency mortgage-backed securities (MBS) as the sector bested Treasuries by 165 bps on a duration-adjusted basis for the period. Meanwhile, with corporate credit posting over 147 bps of excess returns versus comparable Treasuries, the sustained underweight to the sector weighed on relative returns, though the volatility in early April provided opportunity to capitalize on the liquidity afforded by this more defensive positioning. During that time, the portfolio was aggressive in adding exposure at better levels of spread and yield that subsequently benefited returns as markets recovered and spreads retraced the widening.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	TCW Core Plus Bond ETF (FIXT)	Bloomberg U.S. Aggregate Bond Index	Bloomberg Intermediate U.S. Government/Credit Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,974	$9,974	$9,974
12/2015	$9,951	$9,941	$9,941
01/2016	$10,049	$10,078	$10,063
02/2016	$10,078	$10,150	$10,112
03/2016	$10,139	$10,243	$10,184
04/2016	$10,161	$10,282	$10,211
05/2016	$10,166	$10,285	$10,200
06/2016	$10,275	$10,470	$10,346
07/2016	$10,309	$10,536	$10,375
08/2016	$10,303	$10,524	$10,348
09/2016	$10,324	$10,517	$10,362
10/2016	$10,278	$10,437	$10,319
11/2016	$10,128	$10,190	$10,141
12/2016	$10,132	$10,205	$10,148
01/2017	$10,167	$10,225	$10,175
02/2017	$10,200	$10,293	$10,223
03/2017	$10,208	$10,288	$10,227
04/2017	$10,263	$10,367	$10,291
05/2017	$10,308	$10,447	$10,342
06/2017	$10,294	$10,437	$10,324
07/2017	$10,340	$10,481	$10,372
08/2017	$10,397	$10,575	$10,433
09/2017	$10,353	$10,525	$10,386
10/2017	$10,359	$10,531	$10,385
11/2017	$10,337	$10,518	$10,353
12/2017	$10,345	$10,566	$10,365
01/2018	$10,262	$10,444	$10,274
02/2018	$10,221	$10,345	$10,227
03/2018	$10,251	$10,412	$10,263
04/2018	$10,201	$10,334	$10,210
05/2018	$10,264	$10,408	$10,271
06/2018	$10,255	$10,395	$10,264
07/2018	$10,247	$10,398	$10,267
08/2018	$10,310	$10,465	$10,327
09/2018	$10,261	$10,397	$10,286
10/2018	$10,243	$10,315	$10,272
11/2018	$10,298	$10,377	$10,318
12/2018	$10,435	$10,567	$10,456
01/2019	$10,534	$10,679	$10,547
02/2019	$10,550	$10,673	$10,556
03/2019	$10,691	$10,878	$10,699
04/2019	$10,709	$10,881	$10,719
05/2019	$10,859	$11,074	$10,859
06/2019	$10,969	$11,213	$10,975
07/2019	$10,952	$11,238	$10,972
08/2019	$11,136	$11,529	$11,166
09/2019	$11,100	$11,468	$11,126
10/2019	$11,145	$11,502	$11,170
11/2019	$11,127	$11,496	$11,153
12/2019	$11,141	$11,488	$11,167
01/2020	$11,292	$11,709	$11,326
02/2020	$11,439	$11,920	$11,486
03/2020	$11,290	$11,850	$11,435
04/2020	$11,500	$12,061	$11,596
05/2020	$11,602	$12,117	$11,684
06/2020	$11,725	$12,193	$11,756
07/2020	$11,846	$12,375	$11,844
08/2020	$11,861	$12,275	$11,830
09/2020	$11,875	$12,269	$11,829
10/2020	$11,857	$12,214	$11,803
11/2020	$11,944	$12,334	$11,861
12/2020	$11,990	$12,351	$11,886
01/2021	$11,980	$12,262	$11,853
02/2021	$11,903	$12,085	$11,756
03/2021	$11,827	$11,934	$11,665
04/2021	$11,884	$12,028	$11,722
05/2021	$11,919	$12,068	$11,769
06/2021	$11,930	$12,153	$11,779
07/2021	$11,997	$12,288	$11,869
08/2021	$11,987	$12,265	$11,850
09/2021	$11,931	$12,159	$11,782
10/2021	$11,865	$12,155	$11,716
11/2021	$11,865	$12,191	$11,730
12/2021	$11,850	$12,160	$11,714
01/2022	$11,697	$11,898	$11,543
02/2022	$11,599	$11,765	$11,467
03/2022	$11,315	$11,439	$11,186
04/2022	$11,055	$11,005	$10,963
05/2022	$11,122	$11,076	$11,044
06/2022	$10,965	$10,902	$10,921
07/2022	$11,172	$11,168	$11,100
08/2022	$10,931	$10,853	$10,878
09/2022	$10,582	$10,384	$10,587
10/2022	$10,513	$10,249	$10,540
11/2022	$10,762	$10,626	$10,769
12/2022	$10,752	$10,578	$10,750
01/2023	$11,016	$10,904	$10,950
02/2023	$10,773	$10,622	$10,754
03/2023	$11,064	$10,891	$11,001
04/2023	$11,123	$10,957	$11,068
05/2023	$11,020	$10,838	$10,986
06/2023	$10,930	$10,800	$10,911
07/2023	$10,958	$10,792	$10,940
08/2023	$10,953	$10,723	$10,938
09/2023	$10,793	$10,451	$10,820
10/2023	$10,705	$10,286	$10,770
11/2023	$11,042	$10,751	$11,057
12/2023	$11,346	$11,163	$11,314
01/2024	$11,374	$11,132	$11,337
02/2024	$11,233	$10,975	$11,224
03/2024	$11,299	$11,076	$11,297
04/2024	$11,087	$10,797	$11,144
05/2024	$11,237	$10,980	$11,279
06/2024	$11,351	$11,084	$11,368
07/2024	$11,585	$11,343	$11,582
08/2024	$11,734	$11,505	$11,715
09/2024	$11,857	$11,660	$11,843
10/2024	$11,629	$11,370	$11,653
11/2024	$11,706	$11,491	$11,726
12/2024	$11,595	$11,303	$11,653
01/2025	$11,663	$11,363	$11,719
02/2025	$11,864	$11,613	$11,883
03/2025	$11,906	$11,617	$11,935
04/2025	$12,016	$11,663	$12,046
05/2025	$11,956	$11,579	$12,007
06/2025	$12,105	$11,757	$12,135
07/2025	$12,082	$11,726	$12,118
08/2025	$12,247	$11,866	$12,266
09/2025	$12,402	$11,996	$12,317
10/2025	$12,473	$12,071	$12,370

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years

TCW Core Plus Bond ETF (FIXT)	7.40%	1.05%	2.25%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg Intermediate U.S. Government/Credit Index	6.15%	0.94%	2.15%

AssetsNet	$ 234,435,758
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 816,692	[4]
InvestmentCompanyPortfolioTurnover	446.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$234,435,758
  # of Portfolio Holdings493
  Portfolio Turnover Rate446%Footnote Referencea
  Total Advisory Fees Paid - Net$816,692Footnote Referencea
Footnote	Description
Footnote[a]	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	34.7%
Corporate Bonds	23.4%
U.S. Treasury Securities	16.2%
Asset-Backed Securities	9.9%
Short-Term Investments	7.7%
Residential Mortgage-Backed Securities - Non-Agency	7.6%
Bank Loans	4.0%
Commercial Mortgage-Backed Securities - Non-Agency	2.6%
Other Security TypesFootnote Reference*	5.1%
Liabilities in Excess of Other Assets	(11.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.75%, due 08/15/55	7.3%
U.S. Treasury Notes, 3.75%, due 10/31/32	5.1%
U.S. Treasury Notes, 3.63%, due 10/31/30	2.6%
Federal National Mortgage Association, 4.50%, due 09/01/52	2.1%
Federal National Mortgage Association, 2.00%, due 03/01/52	2.0%
Federal Home Loan Mortgage Corp., 3.00%, due 07/01/52	1.8%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/53	1.7%
Federal Home Loan Mortgage Corp., 4.00%, due 01/01/54	1.5%
TCW Private Asset Income Fund, Class I	1.5%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000255118
Shareholder Report [Line Items]
Fund Name	TCW Corporate Bond ETF
Trading Symbol	IGCB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Corporate Bond ETF for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Corporate Bond ETF
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Corporate Bond ETF	$21	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized. The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.35%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance was driven by the overweight duration position as rates fell over the 1-year period, while the emphasis on shorter yields provided a further boost as the yield curve steepened. Additionally, issue selection and selective repositioning across corporate credit bolstered returns.  With the substantial market volatility in early April, the ETF took the opportunity to capitalize on attractive pricing and spread entry points among corporate credit.  Additions that were made during this period, including non-cyclicals and large U.S. banks, significantly added to performance as spreads remediated and the differential between large U.S. banks and the broader investment grade corporate universe narrowed. Notwithstanding these additions, the ETFs remained underweight industrials and financials overall, which helped insulate returns heading into the April volatility, but have been a headwind since as yield spreads have tightened.  Finally, the ETF’s small position in commercial MBS interest only bonds represented a steady source of income over the trailing 1-year period, contributing to relative performance.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	TCW Corporate Bond ETF (IGCB)	Bloomberg U.S. Aggregate Bond Index	BBG U.S. Corporate Investment Grade Index
06/2018	$10,000	$10,000	$10,000
07/2018	$10,030	$10,002	$10,083
08/2018	$10,214	$10,067	$10,133
09/2018	$10,176	$10,002	$10,097
10/2018	$10,072	$9,923	$9,949
11/2018	$10,091	$9,982	$9,933
12/2018	$10,278	$10,165	$10,079
01/2019	$10,480	$10,273	$10,316
02/2019	$10,491	$10,267	$10,338
03/2019	$10,795	$10,465	$10,597
04/2019	$10,873	$10,467	$10,655
05/2019	$11,066	$10,653	$10,807
06/2019	$11,378	$10,787	$11,072
07/2019	$11,401	$10,811	$11,134
08/2019	$11,794	$11,091	$11,484
09/2019	$11,703	$11,032	$11,409
10/2019	$11,764	$11,065	$11,478
11/2019	$11,804	$11,059	$11,507
12/2019	$11,819	$11,052	$11,544
01/2020	$12,138	$11,264	$11,815
02/2020	$12,309	$11,467	$11,973
03/2020	$11,816	$11,400	$11,125
04/2020	$12,372	$11,602	$11,708
05/2020	$12,492	$11,656	$11,891
06/2020	$12,707	$11,730	$12,124
07/2020	$13,020	$11,905	$12,518
08/2020	$12,905	$11,809	$12,346
09/2020	$12,899	$11,802	$12,310
10/2020	$12,879	$11,750	$12,288
11/2020	$13,214	$11,865	$12,630
12/2020	$13,281	$11,881	$12,685
01/2021	$13,150	$11,796	$12,523
02/2021	$12,947	$11,626	$12,307
03/2021	$12,739	$11,480	$12,096
04/2021	$12,860	$11,571	$12,230
05/2021	$12,945	$11,609	$12,324
06/2021	$13,162	$11,691	$12,525
07/2021	$13,345	$11,821	$12,696
08/2021	$13,310	$11,799	$12,658
09/2021	$13,177	$11,697	$12,525
10/2021	$13,200	$11,693	$12,556
11/2021	$13,200	$11,728	$12,563
12/2021	$13,169	$11,698	$12,553
01/2022	$12,753	$11,446	$12,131
02/2022	$12,505	$11,318	$11,888
03/2022	$12,174	$11,004	$11,588
04/2022	$11,535	$10,586	$10,955
05/2022	$11,647	$10,655	$11,057
06/2022	$11,317	$10,487	$10,747
07/2022	$11,667	$10,744	$11,095
08/2022	$11,310	$10,440	$10,770
09/2022	$10,678	$9,989	$10,204
10/2022	$10,546	$9,860	$10,098
11/2022	$11,078	$10,222	$10,621
12/2022	$11,021	$10,176	$10,575
01/2023	$11,505	$10,489	$10,998
02/2023	$11,106	$10,218	$10,649
03/2023	$11,470	$10,477	$10,945
04/2023	$11,530	$10,541	$11,029
05/2023	$11,348	$10,426	$10,869
06/2023	$11,359	$10,389	$10,914
07/2023	$11,385	$10,382	$10,951
08/2023	$11,319	$10,315	$10,866
09/2023	$10,980	$10,053	$10,576
10/2023	$10,761	$9,895	$10,378
11/2023	$11,412	$10,343	$10,999
12/2023	$11,945	$10,739	$11,476
01/2024	$11,959	$10,709	$11,456
02/2024	$11,744	$10,558	$11,284
03/2024	$11,874	$10,655	$11,430
04/2024	$11,530	$10,386	$11,139
05/2024	$11,767	$10,562	$11,347
06/2024	$11,873	$10,662	$11,420
07/2024	$12,193	$10,911	$11,692
08/2024	$12,421	$11,068	$11,876
09/2024	$12,661	$11,216	$12,086
10/2024	$12,311	$10,938	$11,793
11/2024	$12,473	$11,054	$11,951
12/2024	$12,198	$10,873	$11,719
01/2025	$12,263	$10,931	$11,784
02/2025	$12,539	$11,171	$12,024
03/2025	$12,533	$11,175	$11,990
04/2025	$12,621	$11,219	$11,986
05/2025	$12,577	$11,139	$11,984
06/2025	$12,809	$11,310	$12,208
07/2025	$12,804	$11,280	$12,216
08/2025	$12,929	$11,415	$12,340
09/2025	$13,127	$11,540	$12,525
10/2025	$13,172	$11,612	$12,573

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 06/29/18

TCW Corporate Bond ETF (IGCB)	7.07%	0.47%	3.83%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	2.06%
BBG U.S. Corporate Investment Grade Index	6.62%	2.32%	3.17%

Performance Inception Date	Jun. 29, 2018
AssetsNet	$ 28,160,444
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 51,779	[6]
InvestmentCompanyPortfolioTurnover	133.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$28,160,444
  # of Portfolio Holdings375
  Portfolio Turnover Rate133%Footnote Referencea
  Total Advisory Fees Paid - Net$51,779Footnote Referencea
Footnote	Description
Footnote[a]	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	84.8%
U.S. Treasury Securities	8.8%
Short-Term Investments	3.0%
Municipal Bonds	2.0%
Foreign Government Bonds	0.6%
Asset-Backed Securities	0.1%
Convertible Corporate Bonds	0.1%
Residential Mortgage-Backed Securities - Agency	0.0%
Other Security TypesFootnote Reference*	0.0%
Other Assets in Excess of Liabilities	0.6%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.75%, due 08/15/55	6.0%
Bank of America Corp., 2.69%, due 04/22/32 (1 day USD SOFR + 1.320%)	2.2%
U.S. Treasury Notes, 3.50%, due 10/31/27	2.2%
JPMorgan Chase & Co., 2.55%, due 11/08/32 (1 day USD SOFR + 1.180%)	1.9%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.9%
Goldman Sachs Group, Inc., 1.99%, due 01/27/32 (1 day USD SOFR + 1.090%)	1.7%
T-Mobile USA, Inc., 2.55%, due 02/15/31	1.5%
UnitedHealth Group, Inc., 5.15%, due 07/15/34	1.4%
New York Life Global Funding, 4.55%, due 01/28/33	1.2%
Florida Power & Light Co., 5.30%, due 06/15/34	1.2%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000250838
Shareholder Report [Line Items]
Fund Name	TCW Flexible Income ETF
Trading Symbol	FLXR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Flexible Income ETF for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Flexible Income ETF
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Flexible Income ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Strong performance over the period was supported by allocations across securitized sectors, particularly non-agency residential mortgage-backed securities (MBS) with both legacy and newer vintage deals offering steady income and attractive yield premiums. Within agency MBS, the ETF’s emphasis on lower and middle coupons within the 30-Year coupon stack proved advantageous as heightened prepayment concerns in recent months have negatively impacted premium coupon performance in favor of the total return potential of discount-priced coupons. Non-agency commercial MBS (CMBS) securities remained resilient, especially higher-quality single asset single borrower deals backed by trophy and class-A properties which have performed well year-over-year in the broader risk-on backdrop and continued sponsorship of performing properties. Elsewhere in securitized assets, the allocation to asset-backed securities was also additive, with notable contributions from subordinate collateralized loan obligations (CLOs) and single-family rentals. Among corporates, investments in both investment-grade and high-yield names bolstered returns. With the substantial market volatility in early April, the ETF took the opportunity to capitalize on attractive pricing and spread entry points among corporate credit. Additions that were made during this period, including non-cyclicals and large U.S. banks, significantly added to performance as spreads remediated and the differential between large U.S. banks and the broader investment grade corporate universe narrowed. Finally, performance benefited from the positive duration profile and curve-steepening bias as yields fell over the period and the curve steepened.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	TCW Flexible Income ETF (FLXR)Footnote Reference1	Bloomberg U.S. Aggregate Bond Index
11/2018	$10,000	$10,000
12/2018	$10,137	$10,184
01/2019	$10,291	$10,292
02/2019	$10,610	$10,286
03/2019	$11,024	$10,483
04/2019	$11,155	$10,486
05/2019	$11,358	$10,672
06/2019	$11,514	$10,806
07/2019	$11,519	$10,830
08/2019	$11,788	$11,111
09/2019	$11,841	$11,051
10/2019	$11,861	$11,085
11/2019	$11,934	$11,079
12/2019	$11,989	$11,071
01/2020	$12,180	$11,284
02/2020	$12,378	$11,488
03/2020	$12,142	$11,420
04/2020	$12,517	$11,623
05/2020	$12,696	$11,677
06/2020	$12,892	$11,751
07/2020	$12,992	$11,926
08/2020	$13,047	$11,830
09/2020	$13,084	$11,823
10/2020	$13,116	$11,771
11/2020	$13,345	$11,886
12/2020	$13,440	$11,902
01/2021	$13,523	$11,817
02/2021	$13,508	$11,647
03/2021	$13,457	$11,501
04/2021	$13,593	$11,592
05/2021	$13,640	$11,630
06/2021	$13,687	$11,712
07/2021	$13,763	$11,842
08/2021	$13,785	$11,820
09/2021	$13,802	$11,718
10/2021	$13,740	$11,714
11/2021	$13,696	$11,749
12/2021	$13,740	$11,719
01/2022	$13,574	$11,466
02/2022	$13,428	$11,339
03/2022	$13,181	$11,024
04/2022	$12,892	$10,605
05/2022	$12,864	$10,674
06/2022	$12,549	$10,506
07/2022	$12,887	$10,763
08/2022	$12,686	$10,459
09/2022	$12,200	$10,007
10/2022	$12,171	$9,877
11/2022	$12,527	$10,240
12/2022	$12,551	$10,194
01/2023	$12,963	$10,508
02/2023	$12,737	$10,236
03/2023	$13,016	$10,496
04/2023	$13,125	$10,560
05/2023	$13,002	$10,445
06/2023	$12,972	$10,408
07/2023	$13,097	$10,400
08/2023	$13,104	$10,334
09/2023	$12,904	$10,071
10/2023	$12,776	$9,912
11/2023	$13,273	$10,361
12/2023	$13,695	$10,758
01/2024	$13,760	$10,728
02/2024	$13,640	$10,577
03/2024	$13,785	$10,674
04/2024	$13,561	$10,405
05/2024	$13,780	$10,581
06/2024	$13,891	$10,681
07/2024	$14,262	$10,931
08/2024	$14,530	$11,088
09/2024	$14,718	$11,236
10/2024	$14,454	$10,958
11/2024	$14,611	$11,074
12/2024	$14,562	$10,892
01/2025	$14,690	$10,950
02/2025	$14,868	$11,191
03/2025	$14,909	$11,195
04/2025	$15,005	$11,239
05/2025	$15,070	$11,159
06/2025	$15,225	$11,330
07/2025	$15,294	$11,301
08/2025	$15,444	$11,436
09/2025	$15,527	$11,560
10/2025	$15,642	$11,633

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 11/30/18

TCW Flexible Income ETF (FLXR)	8.18%	3.53%	6.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	2.22%

Performance Inception Date	Nov. 30, 2018
AssetsNet	$ 2,107,065,696
Holdings Count | Holding	1,429
Advisory Fees Paid, Amount	$ 4,250,399
InvestmentCompanyPortfolioTurnover	390.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$2,107,065,696 # of Portfolio Holdings1,429 Portfolio Turnover Rate390% Total Advisory Fees Paid$4,250,399
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	23.4%
Commercial Mortgage-Backed Securities - Non-Agency	17.6%
Corporate Bonds	16.6%
Asset-Backed Securities	15.0%
Residential Mortgage-Backed Securities - Non-Agency	12.3%
U.S. Treasury Securities	10.0%
Bank Loans	7.9%
Short-Term Investments	6.7%
Other Security TypesFootnote Reference*	4.1%
Liabilities in Excess of Other Assets	(13.6%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 10/31/30	5.4%
U.S. Treasury Notes, 3.50%, due 10/31/27	4.5%
TCW Private Asset Income Fund, Class I	2.1%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.9%
Federal Home Loan Mortgage Corp., 4.50%, due 02/01/53	1.5%
Government National Mortgage Association, TBA, 5.50%, due 05/01/55	1.3%
Federal National Mortgage Association REMICS, Class FA, 5.43%, due 08/25/55 (30 day USD SOFR Average + 1.250%)	1.1%
Federal National Mortgage Association REMICS, Class LF, 5.43%, due 09/25/55 (30 day USD SOFR Average + 1.250%)	1.1%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.0%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000250839
Shareholder Report [Line Items]
Fund Name	TCW High Yield Bond ETF
Trading Symbol	HYBX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW High Yield Bond ETF for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW High Yield Bond ETF
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW High Yield Bond ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the trailing 1-year period, relative underperformance stemmed from the off-Index allocation to bank loans given two defaults over the period, with one of those issuer defaults also affecting a bond held in the consumer non-cyclical healthcare sector. Communication was also impacted by softening demand and volatile M&A news, which resulted in an issue selection headwind. In particular, holdings in cable satellite weighed on returns as they were less widely held in the Bloomberg U.S. High Yield Corporate Index (Index). Meanwhile, the sharp widening in spreads that occurred in April’s selloff provided the ability to capitalize on attractive spread entry points among energy and consumer cyclical issuers, which helped offset some of the drag over the period as spreads remediated. Furthermore, the positioning in capital goods, electric utilities, and technology supported relative returns, with additional contributions coming from favorable credit selection across the period. Finally, the Fund remained underweight basic industry given the view that cyclical sectors are more sensitive to volatility, which helped insulate returns from the spread widening that occurred early in 2025.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	TCW High Yield Bond ETF (HYBX)	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Corporate High Yield Index 2% Issuer CapFootnote Reference1	FTSE U.S. High Yield Cash Pay Capped Custom Index
10/2015	$10,000	$10,000	$10,000	$10,000
11/2015	$9,938	$9,964	$9,779	$9,757
12/2015	$9,810	$9,914	$9,533	$9,485
01/2016	$9,813	$10,023	$9,380	$9,316
02/2016	$9,861	$10,094	$9,433	$9,368
03/2016	$9,968	$10,218	$9,853	$9,790
04/2016	$10,112	$10,288	$10,238	$10,186
05/2016	$10,147	$10,296	$10,302	$10,260
06/2016	$10,200	$10,477	$10,396	$10,369
07/2016	$10,353	$10,563	$10,678	$10,627
08/2016	$10,473	$10,575	$10,901	$10,855
09/2016	$10,515	$10,577	$10,974	$10,925
10/2016	$10,506	$10,507	$11,016	$10,954
11/2016	$10,478	$10,271	$10,964	$10,920
12/2016	$10,601	$10,301	$11,166	$11,126
01/2017	$10,674	$10,338	$11,328	$11,265
02/2017	$10,782	$10,418	$11,493	$11,416
03/2017	$10,821	$10,414	$11,467	$11,388
04/2017	$10,912	$10,500	$11,599	$11,509
05/2017	$11,003	$10,581	$11,700	$11,607
06/2017	$11,043	$10,572	$11,716	$11,610
07/2017	$11,118	$10,625	$11,846	$11,744
08/2017	$11,140	$10,717	$11,841	$11,730
09/2017	$11,198	$10,679	$11,947	$11,833
10/2017	$11,221	$10,692	$11,998	$11,883
11/2017	$11,244	$10,676	$11,968	$11,861
12/2017	$11,267	$10,723	$12,004	$11,898
01/2018	$11,290	$10,620	$12,076	$11,992
02/2018	$11,224	$10,519	$11,973	$11,877
03/2018	$11,195	$10,572	$11,901	$11,805
04/2018	$11,263	$10,501	$11,978	$11,873
05/2018	$11,278	$10,559	$11,975	$11,883
06/2018	$11,293	$10,543	$12,023	$11,929
07/2018	$11,363	$10,565	$12,154	$12,054
08/2018	$11,434	$10,618	$12,244	$12,136
09/2018	$11,480	$10,572	$12,312	$12,207
10/2018	$11,378	$10,484	$12,115	$12,013
11/2018	$11,388	$10,531	$12,011	$11,906
12/2018	$11,267	$10,695	$11,754	$11,630
01/2019	$11,687	$10,843	$12,285	$12,173
02/2019	$11,808	$10,855	$12,489	$12,366
03/2019	$11,931	$11,051	$12,607	$12,487
04/2019	$12,053	$11,066	$12,786	$12,655
05/2019	$12,025	$11,236	$12,634	$12,480
06/2019	$12,282	$11,395	$12,922	$12,779
07/2019	$12,362	$11,429	$12,995	$12,829
08/2019	$12,462	$11,687	$13,047	$12,866
09/2019	$12,504	$11,637	$13,094	$12,896
10/2019	$12,566	$11,674	$13,130	$12,924
11/2019	$12,570	$11,672	$13,173	$12,990
12/2019	$12,729	$11,689	$13,437	$13,261
01/2020	$12,772	$11,899	$13,440	$13,256
02/2020	$12,795	$12,077	$13,251	$13,026
03/2020	$11,863	$11,841	$11,732	$11,499
04/2020	$12,487	$12,078	$12,263	$11,892
05/2020	$12,849	$12,191	$12,799	$12,474
06/2020	$12,912	$12,293	$12,921	$12,560
07/2020	$13,411	$12,509	$13,523	$13,169
08/2020	$13,491	$12,437	$13,653	$13,303
09/2020	$13,370	$12,414	$13,513	$13,177
10/2020	$13,431	$12,370	$13,580	$13,238
11/2020	$13,834	$12,531	$14,117	$13,740
12/2020	$14,005	$12,575	$14,383	$14,003
01/2021	$14,025	$12,496	$14,431	$14,041
02/2021	$14,045	$12,334	$14,484	$14,077
03/2021	$13,984	$12,191	$14,507	$14,126
04/2021	$14,107	$12,293	$14,664	$14,274
05/2021	$14,148	$12,340	$14,707	$14,310
06/2021	$14,292	$12,430	$14,903	$14,486
07/2021	$14,354	$12,555	$14,959	$14,531
08/2021	$14,437	$12,547	$15,037	$14,611
09/2021	$14,458	$12,440	$15,036	$14,622
10/2021	$14,395	$12,429	$15,009	$14,595
11/2021	$14,270	$12,444	$14,861	$14,439
12/2021	$14,489	$12,436	$15,140	$14,724
01/2022	$14,151	$12,163	$14,727	$14,342
02/2022	$13,984	$11,998	$14,576	$14,203
03/2022	$13,903	$11,676	$14,410	$14,096
04/2022	$13,431	$11,240	$13,899	$13,615
05/2022	$13,502	$11,302	$13,931	$13,624
06/2022	$12,770	$11,076	$12,992	$12,705
07/2022	$13,461	$11,355	$13,759	$13,475
08/2022	$13,236	$11,060	$13,442	$13,172
09/2022	$12,655	$10,583	$12,909	$12,627
10/2022	$12,960	$10,467	$13,244	$13,026
11/2022	$13,245	$10,857	$13,531	$13,230
12/2022	$13,220	$10,820	$13,447	$13,149
01/2023	$13,650	$11,156	$13,959	$13,653
02/2023	$13,400	$10,882	$13,781	$13,483
03/2023	$13,583	$11,137	$13,927	$13,622
04/2023	$13,674	$11,205	$14,067	$13,776
05/2023	$13,536	$11,089	$13,938	$13,653
06/2023	$13,675	$11,072	$14,171	$13,875
07/2023	$13,838	$11,083	$14,367	$14,077
08/2023	$13,885	$11,016	$14,409	$14,117
09/2023	$13,744	$10,753	$14,236	$13,967
10/2023	$13,602	$10,592	$14,069	$13,769
11/2023	$14,149	$11,068	$14,707	$14,408
12/2023	$14,627	$11,488	$15,255	$14,931
01/2024	$14,675	$11,461	$15,254	$14,945
02/2024	$14,699	$11,323	$15,299	$14,990
03/2024	$14,820	$11,435	$15,480	$15,166
04/2024	$14,625	$11,167	$15,334	$15,029
05/2024	$14,797	$11,352	$15,503	$15,191
06/2024	$14,920	$11,456	$15,649	$15,337
07/2024	$15,149	$11,716	$15,954	$15,638
08/2024	$15,379	$11,889	$16,214	$15,890
09/2024	$15,585	$12,052	$16,476	$16,150
10/2024	$15,491	$11,778	$16,387	$16,072
11/2024	$15,618	$11,902	$16,576	$16,244
12/2024	$15,551	$11,722	$16,505	$16,183
01/2025	$15,742	$11,793	$16,730	$16,421
02/2025	$15,842	$12,037	$16,843	$16,523
03/2025	$15,703	$12,034	$16,671	$16,339
04/2025	$15,706	$12,077	$16,667	$16,342
05/2025	$15,978	$12,015	$16,947	$16,630
06/2025	$16,246	$12,203	$17,259	$16,927
07/2025	$16,313	$12,185	$17,337	$17,004
08/2025	$16,446	$12,331	$17,553	$17,210
09/2025	$16,510	$12,462	$17,696	$17,345
10/2025	$16,536	$12,544	$17,724	$17,382

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years

TCW High Yield Bond ETF (HYBX)	6.74%	4.25%	5.16%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	8.16%	5.47%	5.89%
FTSE U.S. High Yield Cash Pay Capped Custom Index	8.15%	5.60%	5.68%

AssetsNet	$ 36,835,545
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 167,115
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$36,835,545 # of Portfolio Holdings305 Portfolio Turnover Rate111% Total Advisory Fees Paid - Net$167,115
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	82.8%
Bank Loans	12.3%
Short-Term Investments	3.9%
Convertible Corporate Bonds	0.1%
Common Stock	0.1%
Warrants	0.0%
Other Assets in Excess of Liabilities	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

CSC Holdings LLC, 6.50%, due 02/01/29	1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28	1.2%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33	1.0%
1261229 BC Ltd., 10.00%, due 04/15/32	0.9%
Warnermedia Holdings, Inc., 5.05%, due 03/15/42	0.9%
Michaels Cos., Inc., 5.25%, due 05/01/28	0.8%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	0.8%
TransDigm, Inc., 6.38%, due 03/01/29	0.8%
Tenet Healthcare Corp., 6.75%, due 05/15/31	0.7%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000250841
Shareholder Report [Line Items]
Fund Name	TCW Multisector Credit Income ETF
Trading Symbol	MUSE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Multisector Credit Income ETF for the period of November 15, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Multisector Credit Income ETF
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Multisector Credit Income ETF	$56Footnote Reference+	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 56	[7]
Expense Ratio, Percent	0.56%	[8]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative underperformance for the period was driven by underweight positioning in emerging markets (EM) and idiosyncratic exposure in high yield and bank loans. On the other hand, an off-index allocation to investment grade credit benefited relative performance for the period. The market sell-off in April 2025 provided an opportunity to capitalize on wider spreads across a diversified investment universe, reducing investment grade credit and CLO exposure and adding developed market high yield credit and emerging market debt.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	TCW Multisector Credit Income ETF (MUSE)	Bloomberg U.S. Universal Bond Index	33% BBG Corp HY / 33% JPM EMBI GD / 33% Morningstar LSTA Leveraged Loan
11/15/2024	$10,000	$10,000	$10,000
11/30/2024	$10,070	$10,150	$10,087
12/31/2024	$10,034	$9,996	$10,045
1/31/2025	$10,145	$10,057	$10,162
2/28/2025	$10,220	$10,265	$10,242
3/31/2025	$10,196	$10,262	$10,170
4/30/2025	$10,120	$10,298	$10,160
5/31/2025	$10,266	$10,246	$10,307
6/30/2025	$10,430	$10,406	$10,481
7/31/2025	$10,513	$10,391	$10,572
8/31/2025	$10,624	$10,516	$10,689
9/30/2025	$10,729	$10,627	$10,797
10/31/2025	$10,787	$10,697	$10,887

Average Annual Return [Table Text Block]
Name	Since Inception 11/15/24

TCW Multisector Credit Income ETF (MUSE)	7.87%
Bloomberg U.S. Universal Bond Index	6.93%
33% BBG Corp HY / 33% JPM EMBI GD / 33% Morningstar LSTA Leveraged Loan	7.82%

Performance Inception Date	Nov. 15, 2024
AssetsNet	$ 50,862,591
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 269,169
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$50,862,591 # of Portfolio Holdings270 Portfolio Turnover Rate75% Total Advisory Fees Paid - Net$269,169
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	47.7%
Bank Loans	23.6%
Foreign Government Bonds	11.6%
Short-Term Investments	7.2%
Asset-Backed Securities	3.4%
Convertible Corporate Bonds	0.1%
Common Stock	0.0%
Other Assets in Excess of Liabilities	6.4%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	1.0%
Ecopetrol SA, 5.88%, due 11/02/51	0.8%
Petroleos Mexicanos, 5.95%, due 01/28/31	0.7%
Samarco Mineracao SA, 9.50%, due 06/30/31	0.7%
Magnite, Inc., 6.96%, due 02/06/31 (1 mo. USD Term SOFR + 0.030%)	0.7%
Saudi Government International Bonds, 5.00%, due 01/18/53	0.7%
Romania Government International Bonds, 6.38%, due 01/30/34	0.7%
TCP Sunbelt Acquisition Co., 8.45%, due 10/24/31 (3 mo. USD Term SOFR + 0.043%)	0.7%
Delivery Hero SE, 9.23%, due 12/12/29 (3 mo. USD Term SOFR + 0.050%)	0.7%
Avolon TLB Borrower 1 U.S. LLC, 5.78%, due 06/24/30 (1 mo. USD Term SOFR + 0.018%)	0.7%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000250842
Shareholder Report [Line Items]
Fund Name	TCW Senior Loan ETF
Trading Symbol	SLNZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Senior Loan ETF for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Senior Loan ETF
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Senior Loan ETF	$39	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.65%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive relative returns for the trailing 1-year period were driven by the positioning in software services and from holdings with strong recurring revenue that outpaced those in the Morningstar LSTA Leveraged Loan Index (Index). The underweight position to materials was also a tailwind as the sector continues to lag the Index, with additional contributions coming from the favorable security selection to top-performing loans. Also, issue selection in capital goods, consumer, and commercial services was beneficial. Despite loans held in the food & beverage sector positively impacting relative returns, the overweight to the sector was a headwind as it is one of the bottom performers in the Index. Similarly, the continued underweight to automobiles insulated returns from the broad weakness over the period, but a loan held in that space defaulted and slightly mitigated those gains. Furthermore, a loan held in the healthcare sector entered a restructuring process which weighed on relative returns. Finally, loan selection in media entertainment and consumer discretionary resulted in a drag as loans held underperformed those in the Index.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	TCW Senior Loan ETF (SLNZ)	Bloomberg U.S. Universal Bond Index	Morningstar LSTA Leveraged Loan Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,968	$9,964	$9,912
12/2015	$9,940	$9,914	$9,808
01/2016	$9,910	$10,023	$9,744
02/2016	$9,858	$10,094	$9,693
03/2016	$10,003	$10,218	$9,960
04/2016	$10,103	$10,288	$10,158
05/2016	$10,164	$10,296	$10,248
06/2016	$10,185	$10,477	$10,250
07/2016	$10,288	$10,563	$10,397
08/2016	$10,328	$10,575	$10,475
09/2016	$10,399	$10,577	$10,566
10/2016	$10,450	$10,507	$10,653
11/2016	$10,468	$10,271	$10,681
12/2016	$10,551	$10,301	$10,805
01/2017	$10,581	$10,338	$10,865
02/2017	$10,622	$10,418	$10,920
03/2017	$10,632	$10,414	$10,928
04/2017	$10,652	$10,500	$10,976
05/2017	$10,695	$10,581	$11,016
06/2017	$10,706	$10,572	$11,011
07/2017	$10,773	$10,625	$11,087
08/2017	$10,774	$10,717	$11,082
09/2017	$10,807	$10,679	$11,126
10/2017	$10,873	$10,692	$11,192
11/2017	$10,886	$10,676	$11,205
12/2017	$10,931	$10,723	$11,250
01/2018	$11,011	$10,620	$11,358
02/2018	$11,012	$10,519	$11,380
03/2018	$11,027	$10,572	$11,412
04/2018	$11,076	$10,501	$11,460
05/2018	$11,094	$10,559	$11,479
06/2018	$11,089	$10,543	$11,492
07/2018	$11,164	$10,565	$11,577
08/2018	$11,204	$10,618	$11,624
09/2018	$11,266	$10,572	$11,704
10/2018	$11,273	$10,484	$11,700
11/2018	$11,202	$10,531	$11,594
12/2018	$10,985	$10,695	$11,299
01/2019	$11,225	$10,843	$11,587
02/2019	$11,371	$10,855	$11,771
03/2019	$11,361	$11,051	$11,751
04/2019	$11,512	$11,066	$11,945
05/2019	$11,490	$11,236	$11,919
06/2019	$11,547	$11,395	$11,948
07/2019	$11,640	$11,429	$12,044
08/2019	$11,615	$11,687	$12,011
09/2019	$11,660	$11,637	$12,067
10/2019	$11,632	$11,674	$12,012
11/2019	$11,696	$11,672	$12,083
12/2019	$11,808	$11,689	$12,276
01/2020	$11,861	$11,899	$12,344
02/2020	$11,754	$12,077	$12,181
03/2020	$10,774	$11,841	$10,674
04/2020	$11,154	$12,078	$11,155
05/2020	$11,476	$12,191	$11,578
06/2020	$11,533	$12,293	$11,710
07/2020	$11,711	$12,509	$11,939
08/2020	$11,831	$12,437	$12,118
09/2020	$11,876	$12,414	$12,194
10/2020	$11,860	$12,370	$12,219
11/2020	$12,062	$12,531	$12,491
12/2020	$12,197	$12,575	$12,659
01/2021	$12,305	$12,496	$12,810
02/2021	$12,345	$12,334	$12,885
03/2021	$12,338	$12,191	$12,885
04/2021	$12,395	$12,293	$12,951
05/2021	$12,439	$12,340	$13,026
06/2021	$12,459	$12,430	$13,074
07/2021	$12,443	$12,555	$13,073
08/2021	$12,501	$12,547	$13,135
09/2021	$12,571	$12,440	$13,219
10/2021	$12,580	$12,429	$13,254
11/2021	$12,551	$12,444	$13,233
12/2021	$12,626	$12,436	$13,318
01/2022	$12,625	$12,163	$13,366
02/2022	$12,560	$11,998	$13,298
03/2022	$12,537	$11,676	$13,304
04/2022	$12,550	$11,240	$13,333
05/2022	$12,247	$11,302	$12,992
06/2022	$11,958	$11,076	$12,711
07/2022	$12,181	$11,355	$12,984
08/2022	$12,349	$11,060	$13,177
09/2022	$12,080	$10,583	$12,877
10/2022	$12,139	$10,467	$13,005
11/2022	$12,265	$10,857	$13,161
12/2022	$12,305	$10,820	$13,215
01/2023	$12,594	$11,156	$13,568
02/2023	$12,650	$10,882	$13,646
03/2023	$12,695	$11,137	$13,642
04/2023	$12,826	$11,205	$13,785
05/2023	$12,810	$11,089	$13,760
06/2023	$13,041	$11,072	$14,071
07/2023	$13,195	$11,083	$14,252
08/2023	$13,311	$11,016	$14,419
09/2023	$13,421	$10,753	$14,558
10/2023	$13,435	$10,592	$14,555
11/2023	$13,605	$11,068	$14,733
12/2023	$13,795	$11,488	$14,976
01/2024	$13,895	$11,461	$15,077
02/2024	$14,016	$11,323	$15,214
03/2024	$14,165	$11,435	$15,343
04/2024	$14,270	$11,167	$15,436
05/2024	$14,423	$11,352	$15,581
06/2024	$14,479	$11,456	$15,635
07/2024	$14,594	$11,716	$15,742
08/2024	$14,677	$11,889	$15,842
09/2024	$14,739	$12,052	$15,955
10/2024	$14,846	$11,778	$16,092
11/2024	$14,968	$11,902	$16,225
12/2024	$15,049	$11,722	$16,317
01/2025	$15,142	$11,793	$16,429
02/2025	$15,178	$12,037	$16,447
03/2025	$15,174	$12,034	$16,395
04/2025	$15,200	$12,077	$16,386
05/2025	$15,368	$12,015	$16,641
06/2025	$15,472	$12,203	$16,775
07/2025	$15,564	$12,185	$16,922
08/2025	$15,596	$12,331	$16,997
09/2025	$15,670	$12,462	$17,072
10/2025	$15,730	$12,544	$17,109

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years

TCW Senior Loan ETF (SLNZ)	5.96%	5.81%	4.63%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%
Morningstar LSTA Leveraged Loan Index	6.32%	6.97%	5.52%

AssetsNet	$ 253,309,999
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,207,572	[10]
InvestmentCompanyPortfolioTurnover	47.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$253,309,999
  # of Portfolio Holdings286
  Portfolio Turnover Rate47%Footnote Referencea
  Total Advisory Fees Paid - Net$1,207,572Footnote Referencea
Footnote	Description
Footnote[a]	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Bank Loans	90.5%
Short-Term Investments	4.0%
Corporate Bonds	2.2%
U.S. Treasury Securities	0.5%
Preferred Stock	0.1%
Common Stock	0.0%
Warrants	0.0%
Other Assets in Excess of Liabilities	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Delivery Hero SE, 9.23%, due 12/12/29 (3 mo. USD Term SOFR + 5.000%)	0.8%
Jane Street Group LLC, 6.20%, due 12/15/31 (3 mo. USD Term SOFR + 2.000%)	0.8%
Open Text Corp., 5.71%, due 01/31/30 (1 mo. USD Term SOFR + 1.750%)	0.7%
TKO Worldwide Holdings LLC, 6.04%, due 11/21/31 (3 mo. USD Term SOFR + 2.000%)	0.7%
Peer Holding III BV, 6.50%, due 10/28/30 (3 mo. USD Term SOFR + 2.500%)	0.7%
Triton Water Holdings, Inc., 6.25%, due 03/31/28 (3 mo. USD Term SOFR + 2.250%)	0.7%
Maverick Bidco, Inc., 7.74%, due 05/18/28 (3 mo. USD Term SOFR + 3.750%)	0.7%
SBA Senior Finance II LLC, 5.72%, due 01/25/31 (1 mo. USD Term SOFR + 1.750%)	0.7%
Flutter Financing BV, 5.75%, due 11/30/30 (3 mo. USD Term SOFR + 1.750%)	0.7%
Fugue Finance BV, 6.95%, due 01/09/32 (3 mo. USD Term SOFR + 2.750%)	0.7%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025

[1]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[2]	Annualized.
[3]	Annualized. The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
[4]	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
[5]	Annualized. The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
[6]	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
[7]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[8]	Annualized.
[9]	Annualized. The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
[10]	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.